Revenue Recognition (Tables) - BFLY Operations Inc	12 Months Ended
Dec. 31, 2020
Schedule of disaggregated revenue

The following table summarizes the Company’s disaggregated revenues (in thousands) for the year ended December 31:

	Pattern of
	Recognition	2020	2019
By Product Type:
Devices and accessories	Point-in-time	$38,347	$25,081
Subscription services and other services	Over time	7,905	2,502
Total revenue		$46,252	$27,583
By Geographical Market:
United States		$33,237	$23,997
International		13,015	3,586
Total revenue		$46,252	$27,583

Schedule of receivables and deferred revenue from contracts with customers

The following table provides information about receivables and deferred revenue from contracts with customers (in thousands):

	December 31,	December 31,
	2020	2019
Accounts receivable, net	$5,752	$1,951
Deferred revenue, current	8,443	3,200
Deferred revenue, non-current	2,790	587